Income Taxes - Deferred income tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss	$ 15,591	$ 7,349
Stock compensation	417	1
Other	49	19
Total income tax expense (benefit)	16,057	7,369
Valuation allowance	(14,536)	(6,190)
Net deferred tax assets:	1,521	1,179
Deferred tax liabilities:
Intangibles (non-goodwill)		(2)
Property and equipment	(1,747)	(1,429)
Total deferred tax liabilities	(1,747)	(1,431)
Total net deferred tax liability	$ (226)	$ (252)